Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets, at fair value, total		€ 817
Investments in equity instruments designated at fair value through other comprehensive income	[1]	435
Total financial assets at fair value through other comprehensive income		664
Derivative financial assets		36			€ 78
Cash and cash equivalents	[2]	1,688			1,939		€ 2,334	€ 1,766
Current loans and receivables		2			2
Non-current loans and receivables		46			114
Trade and other current receivables		4,035		€ 3,911	3,909
Trade and other non-current receivables		162			130
Financial assets at amortised cost, total		5,902			6,095
Total financial assets		6,718			7,909
Contingent Consideration		409			66
Financial Liabilities Carried At FV through P&L		409
Derivative financial liabilities		290			383
Financial liabilities at fair value through profit or loss		699			449
Trade and other current payables		2,303	[3],[4]		2,090
Interest payable		36			38
Debt (Corporate bond and finance lease)		3,621			3,378
Debt (Bank loans, overdrafts etc.)		1,200			1,337
Financial liabilities at amortised cost, total		7,159			6,843
Total financial liabilities		7,858			7,292
Non-current financial assets available-for-sale					446
Securities classified as assets held for sale					1,264
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently					27
Held-to-maturity investments					1
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Trade and other current receivables		4,004			3,909
Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		32
At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets, at fair value, total		116	[5]		1,815	[6]
Derivative financial assets		36	[5]		78	[6]
Derivative financial liabilities		290	[5]		383	[6]
Financial liabilities, at fair value, total		699	[5]		449	[6]
Debt (Corporate bond and finance lease)		3,906	[5]		3,860	[6]
Non-current financial assets available-for-sale	[6]				446
Securities classified as assets held for sale	[6]				1,264
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	[6]				27
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	[5]	32
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets, at fair value, total		20			1,313
Debt (Corporate bond and finance lease)		3,576			3,579
Non-current financial assets available-for-sale					49
Securities classified as assets held for sale					1,264
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets, at fair value, total		22			130
Derivative financial assets		36			78
Derivative financial liabilities		290			383
Financial liabilities, at fair value, total		290			383
Debt (Corporate bond and finance lease)		330			281
Non-current financial assets available-for-sale					29
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently					23
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets, at fair value, total		74			372
Total financial assets				420
Financial liabilities, at fair value, total		409			66
Total financial liabilities		409		€ 66	66
Non-current financial assets available-for-sale					368
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently					4
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		32
Debt securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Total financial assets at fair value through profit or loss		116			€ 1,815
Financial assets measured at fair value through other comprehensive income		26
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	[5]	26
Debt securities [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		26
Debt securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		0
Other equity securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Total financial assets at fair value through profit or loss	[5]	20
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	[5]	172
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		172
Other equity securities [member] | Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		22
Other equity securities [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		1
Other equity securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		149
Other Financial Assets [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Total financial assets at fair value through profit or loss		€ 27

[1]	The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
[5]	For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.
[6]	For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.